Offerings	Mar. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2021 Equity Incentive Plan
Amount Registered | shares	2,837,717
Proposed Maximum Offering Price per Unit	4.57
Maximum Aggregate Offering Price	$ 12,968,367
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,985
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Design Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), or the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)

This estimate is made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on March 4, 2025, as reported by The Nasdaq Global Select Market.

(3)

Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2021 Plan on January 1, 2025 pursuant to an “evergreen” provision contained in the 2021 Plan. Pursuant to such provision, on January 1st of each year commencing in 2022 and ending on (and including) January 1, 2031, the number of shares authorized for issuance under the 2021 Plan is automatically increased by a number equal to: (a) 5% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year; or (b) a lesser number of shares of Common Stock as the Registrant’s board of directors (the “Board”) may designate no later than December 31st of the immediately preceding year.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2021 Employee Stock Purchase Plan
Amount Registered | shares	567,543
Proposed Maximum Offering Price per Unit	4.57
Maximum Aggregate Offering Price	$ 2,593,672
Fee Rate	0.01531%
Amount of Registration Fee	$ 397
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of Design Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), or the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)

This estimate is made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on March 4, 2025, as reported by The Nasdaq Global Select Market.

(4)

Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2021 ESPP on January 1, 2025 pursuant to an “evergreen” provision contained in the 2021 ESPP. Pursuant to such provision, on January 1st of each year commencing in 2022 and ending on (and including) January 1, 2031, the number of shares authorized for issuance under the 2021 ESPP is automatically increased by a number equal to the lesser of: (a) 1% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year; (b) 1,200,000 shares; or (c) such lesser number of shares of Common Stock as the Board may designate prior to the applicable January 1st.